Recovery of Erroneously Awarded Compensation	12 Months Ended
Feb. 28, 2026
Restatement Determination Date:: 2026-02-28
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In November 2023, the Compensation Committee adopted our Clawback Policy, incorporated by reference as Exhibit 97.1 to our Annual Report on Form 10-K for the fiscal year ended February 28, 2026.The Clawback Policy was adopted in accordance with Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which added Section 10D of the Securities Exchange Act of 1934, as amended, and was implemented pursuant to Exchange Act Rule 10D-1 and the applicable Nasdaq listing standards. This policy provides for the non-discretionary recovery of excess incentive-based compensation from current and former executive officers identified in accordance with Item 401(b) of Regulation S-K in the event of an accounting restatement, whether or not the executive officer was at fault for the restatement, in accordance with such SEC and Nasdaq requirements.